Income Taxes (Details Narrative)	1 Months Ended
Jun. 30, 2018 USD ($)
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 16,304
Valuation allowance deferred tax asset	0
Operating loss carry-forwards	$ 77,636
Operating loss carryforwards, expiration term	Expiring in 2038
Accrued penalties and interest related to taxes